Document and Entity Information	12 Months Ended
May 04, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	FIDELITY CONCORD STREET TRUST
Central Index Key	0000819118
Amendment Flag	false
Document Creation Date	Dec. 11, 2012
Document Effective Date	Dec. 11, 2012
Prospectus Date	Dec. 11, 2012